Schedule of right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right Of Use Assets
Beginning Balance	$ 401	$ 381
Depreciation	(334)	(333)
New leases	610	353
Termination	(134)
Ending Balance	$ 543	$ 401